Line of credit, short term loan and notes payable, Notes Payable (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 19, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 04, 2019
Debt Instruments [Abstract]
Debt amount, net of debt discounts		$ 39,948		$ 37,250	$ 6,200
Interest expense		$ 2,300	$ 100	$ 670	868
November 2019 Notes Payable, Net (November 2019 Notes) [Member]
Debt Instruments [Abstract]
Face amount						$ 2,800
Long-term debt, interest rate		10.00%		10.00%		10.00%
Maturity date		Nov. 04, 2021		Nov. 04, 2021
Conversion price (in dollars per share)						$ 4.00
Fair value of incremental warrants issued						$ 100
Debt amount, net of debt discounts		$ 2,839		$ 2,769
Fair value of debt		2,800		2,800
November 2019 Notes Payable, Net (November 2019 Notes) [Member] | Maximum [Member]
Debt Instruments [Abstract]
Fair value of incremental warrants issued						$ 100
Debt amount, net of debt discounts		2,800		2,800
Debt discounts		$ 100		$ 100
Seller Notes [Member]
Debt Instruments [Abstract]
Long-term debt, interest rate	10.00%
Maturity date	Jun. 30, 2023
Conversion price (in dollars per share)	$ 4.00
Senior Seller Notes [Member]
Debt Instruments [Abstract]
Face amount	$ 10,000
Long-term debt, interest rate		10.00%		10.00%
Maturity date		Jun. 30, 2023		Jun. 30, 2023
Debt amount, net of debt discounts		$ 9,494		$ 9,191	$ 0
Debt discounts		800		900
Fair value of debt		$ 9,500		$ 9,200
Junior Seller Notes [Member]
Debt Instruments [Abstract]
Face amount	$ 5,000
Long-term debt, interest rate		10.00%		10.00%
Maturity date		Jun. 30, 2023		Jun. 30, 2023
Debt amount, net of debt discounts		$ 4,565		$ 4,410
Debt discounts		500		500
Fair value of debt		$ 4,600		$ 4,400